General	6 Months Ended
Jun. 30, 2026
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

A.	General description of the Company and its operations

BrenX Ltd. (Formerly - Brenmiller Energy Ltd.; hereinafter –the “Company”) was incorporated and commenced its business operations in Israel in 2012. The Company’s registered offices are in Rosh Ha’Ayin in Israel. On May 25, 2022, the Company’s ordinary shares (the “Ordinary Shares”) were listed and began trading on the Nasdaq Stock Market LLC (“Nasdaq”). On September 11, 2023, the Company’s voluntary delisting of its securities from the Tel Aviv Stock Exchange (“TASE”) took effect (the last trading day was September 7, 2023).

The Company is an energy technology company that specializes in energy supply to industrial clients through its thermal energy storage (“TES”) systems that are based on its proprietary and patented bGen™ technology. The use of the Company’s technology enables full vertical integration from renewable energy assets and grid management to end-customers’ delivery for factories requiring power and heat and further reduction of carbon emissions. The Company commenced the commercialization of its products and services in 2023 and assembled a new production line to facilitate commercial operations, that commenced operations in October 2024.

As of June 30, 2026, the Company has one wholly owned subsidiary (in the United States) that is currently inactive. In addition, a joint venture in Spain was established in the second half of 2024 that commenced non-significant operations in 2025 (collectively with the Company, “the Group”). See also Note 9C.

B.	The impact of the regional war involving Israel

While none of the Company’s facilities or infrastructure were damaged during the hostilities that began on October 7, 2023, the situation remains uncertain and escalated on February 28, 2026, when Israel and the United States commenced a joint operation against Iran, which has led Iran to launch ballistic missiles and drones against Israel and other countries in the region, followed by the joining of Hezbollah on the Lebanese front. Iran closed the Strait of Hormuz, leading to disruption of the global supply chain, including in oil and gas, which could potentially destabilize the Israeli and global economies. As of the date of this Interim Report, hostile and combat operations are still on-going and their outcome and the effect that they may have are uncertain. To date, the Company has not experienced a material adverse impact on its operations as a result of the regional hostilities. Nevertheless, regional geopolitical instability, including disruptions to international shipping routes, may from time to time affect logistics, lead times and costs.

The Company’s primary operations are located in Israel. However, the Company also conducts marketing and operational activities through its European joint venture company, Brenmiller Europe S.L. (hereinafter - “BRSL”), which supports international commercial activities and contributes to mitigating certain risks associated with operating from Israel. The Company continues to implement efficiency measures and actively manages procurement and logistics by regularly evaluating alternative sourcing options and working with suppliers to support operational continuity.

Negative sentiment toward Israel or Israeli companies in certain markets may also affect demand or the Company’s ability to raise capital and grants. Any deterioration in the political or security situation in Israel or the region could adversely affect the Company’s business, financial condition and results of operations.

C.	Liquidity

The Company has not yet generated significant revenues from its operations and has an accumulated deficit as of June 30, 2026, as well as a history of net losses and negative operating cash flows.

The Company expects to continue incurring losses and negative cash flows from operations until its products and energy sales achieve sustainable profitability. These conditions, together with the Company’s current cash position, raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the interim consolidated financial statements are issued.

These interim consolidated financial statements have been prepared on a going concern basis and do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans to address these conditions include the continued commercialization of the Company’s products and services and taking measures to align operating expenditures with available financial resources. The Securities Purchase Agreement with Alpha Capital Anstalt (“Alpha”) has provided, and may continue providing, financing for the Company’s ongoing operations and non-project corporate liquidity requirements, subject to the terms and conditions of the agreement. See Note 11A to the Company’s consolidated financial statements for the year ended December 31, 2025.

In addition, the Company’s agreement with Baran Energy Ltd. has supported the financing of the ongoing construction of the Tempo and Wolfson projects. The agreement also contemplates potential cooperation on additional projects, subject to further agreements between the parties. See Note 6 and Note 12D to the Company’s consolidated financial statements for the year ended December 31, 2025.

The Company is also expanding its offering to integrated power and heat solutions. Since the power component is expected to represent a significant portion of the total project cost and is based on established, commercially available technologies, including solar photovoltaic systems and battery energy storage systems (“BESS”), management believes that the integrated structure may facilitate access to conventional bank loans to support future project-level funding requirements.

See also Note 9D regarding advanced negotiations with respect to the EIB loan.

There can be no assurance that additional financing will be obtained or that management’s plans will be successfully implemented. If the Company is unable to obtain sufficient financing, it may be required to reduce, delay or modify its operating activities, including the commercialization of existing products and its planned expansion.